Regulatory Matters - Summary of Company's and Bank's Actual Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Consolidated
Total Capital (to Risk-Weighted Assets)
Actual	$ 103,369	$ 96,785
For Capital Adequacy Purposes	47,579	39,746
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	77,317	69,112
For Capital Adequacy Purposes	26,763	22,357
Tier I Capital (to Risk-Weighted Assets)
Actual	81,317	73,112
For Capital Adequacy Purposes	35,685	29,810
Tier I Capital (to Average Assets)
Actual	81,317	73,112
For Capital Adequacy Purposes	$ 29,387	$ 28,438
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	0.174	0.195
For Capital Adequacy Purposes, Ratio	0.080	0.080
Actual, Ratio	0.130	0.139
For Capital Adequacy Purposes, Ratio	0.045%	0.045%
Actual, Ratio	0.137	0.147
For Capital Adequacy Purposes, Ratio	0.060	0.060
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	0.111	0.103
For Capital Adequacy Purposes, Ratio	0.040	0.040
Unified
Total Capital (to Risk-Weighted Assets)
Actual	$ 79,551	$ 79,740
For Capital Adequacy Purposes	44,778	42,683
To Be Well Capitalized Under Prompt Corrective Action Provisions	55,973	53,353
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	77,499	76,067
For Capital Adequacy Purposes	25,188	24,009
To Be Well Capitalized Under Prompt Corrective Action Provisions	36,383	34,680
Tier I Capital (to Risk-Weighted Assets)
Actual	77,499	76,067
For Capital Adequacy Purposes	33,584	32,012
To Be Well Capitalized Under Prompt Corrective Action Provisions	44,778	42,683
Tier I Capital (to Average Assets)
Actual	77,499	76,067
For Capital Adequacy Purposes	30,617	28,594
To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 38,272	$ 35,742
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	0.142	0.150
For Capital Adequacy Purposes, Ratio	0.080	0.080
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.100	0.100
Actual, Ratio	0.139	0.143
For Capital Adequacy Purposes, Ratio	0.045%	0.045%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.065%	0.065%
Actual, Ratio	0.139	0.143
For Capital Adequacy Purposes, Ratio	0.060	0.060
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.080	0.080
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	0.101	0.106
For Capital Adequacy Purposes, Ratio	0.040	0.040
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.050	0.050